Basis of Presentation and Significant Accounting Policies - New Accounting Standards To Be Adopted (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 3,681
Lease liabilities	$ 3,815
Maximum [Member] | Scenario, Forecast [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets		$ 4,500
Lease liabilities		4,500
Minimum [Member] | Scenario, Forecast [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets		3,500
Lease liabilities		$ 3,500